Accrued Expenses and Other Payables (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)
Payables and Accruals [Abstract]
Lease year	2 years		2 years
Lease amount (in Yuan Renminbi) | ¥		¥ 100
Accrued expenses and other payables	$ 245,532		$ 175,428
Long-term payables	$ 42,220		$ 378,799